Note 5 - Premises and Equipment (Details) - Premises and Equipment - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Premises and Equipment [Abstract]
Land and land improvements		$ 3,256	$ 3,256
Leasehold improvements		56	56
Office buildings		10,605	10,391
Furniture, fixtures and equipment		4,867	4,620
		18,784	18,323
Less accumulated depreciation		8,576	7,976
Totals	$ 10,238	$ 10,208	$ 10,347